INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Taxes [Abstract]
Deferred income tax assets	$ 88.5	$ 97.8	[1]
Deferred income tax liabilities	(1,129.3)	(1,147.1)	[1]
Deferred tax (liability) asset	$ (1,040.8)	$ (1,049.3)		$ (1,394.7)

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.